Commitments and contingencies, Contractual Obligations (Details)	Dec. 31, 2021 USD ($) m²
Contractual Obligation, Quantity [Abstract]
2022 | m²	3,000
2023 | m²	4,000
2024 | m²	6,000
2025 | m²	8,000
Contractual obligation, quantity | m²	21,000
Contractual Obligations [Abstract]
2022 | $	$ 1,053,318
2023 | $	1,268,512
2024 | $	1,698,900
2025 | $	2,265,200
Contractual obligation, Total | $	$ 6,285,930